EMPLOYEE BENEFIT PLANS - EMPLOYEE BENEFIT PLANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Noncurrent liabilities	$ (1,208,000,000)	$ (1,152,000,000)
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Future amortization of gain (loss) in 2017	10,000,000
Future amortization of prior service cost (credit) in 2017	$ 1,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Expected return on plan assets	7.00%
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance	$ 3,649,000,000	3,839,000,000
Service cost	107,000,000	114,000,000	$ 101,000,000
Interest cost	160,000,000	154,000,000	161,000,000
Contributions from plan participants	0	0
Actuarial loss (gain)	116,000,000	(180,000,000)
Benefit payments	(217,000,000)	(273,000,000)
Divestiture of EnergySouth	(61,000,000)	0
Plan amendments	0	5,000,000
Special termination benefits	0	0
Settlements	(75,000,000)	(10,000,000)
Ending balance	3,679,000,000	3,649,000,000	3,839,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	2,484,000,000	2,807,000,000
Actual return on plan assets	207,000,000	(73,000,000)
Employer contributions	104,000,000	33,000,000
Contributions from plan participants	0	0
Benefit payments	(217,000,000)	(273,000,000)
Divestiture of EnergySouth	(44,000,000)	0
Settlements	(75,000,000)	(10,000,000)
Ending balance	2,459,000,000	2,484,000,000	2,807,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(1,220,000,000)	(1,165,000,000)
Net recorded liability	(1,220,000,000)	(1,165,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Noncurrent assets	0	0
Current liabilities	(56,000,000)	(43,000,000)
Noncurrent liabilities	(1,164,000,000)	(1,122,000,000)
Net recorded (liability) asset	(1,220,000,000)	(1,165,000,000)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax [Abstract]
Net actuarial (loss) gain	(95,000,000)	(84,000,000)
Prior service cost	(4,000,000)	(5,000,000)
Total	(99,000,000)	(89,000,000)
Accumulated benefit obligation	3,465,000,000	3,397,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	3,431,000,000	3,410,000,000
Accumulated benefit obligation	3,227,000,000	3,183,000,000
Fair value of plan assets	2,459,000,000	2,484,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	107,000,000	114,000,000	101,000,000
Interest cost	160,000,000	154,000,000	161,000,000
Expected return on assets	(166,000,000)	(173,000,000)	(171,000,000)
Amortization of Prior service cost (credit)	11,000,000	11,000,000	11,000,000
Amortization of actuarial loss (gain)	30,000,000	38,000,000	18,000,000
Settlement and curtailment charges	16,000,000	4,000,000	31,000,000
Special termination benefits	0	0	0
Regulatory adjustment	(57,000,000)	(110,000,000)	(31,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	101,000,000	38,000,000	120,000,000
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Net loss (gain)	26,000,000	17,000,000	38,000,000
Prior service (credit) cost	(1,000,000)	4,000,000	4,000,000
Amortization of actuarial loss	(10,000,000)	(14,000,000)	(23,000,000)
Total recognized in other comprehensive income (loss)	15,000,000	7,000,000	19,000,000
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 116,000,000	$ 45,000,000	$ 139,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.08%	4.46%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.46%	4.09%	4.85%
Expected return on plan assets	7.00%	7.00%	7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Expected employer contributions	$ 180,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	347,000,000
2018	317,000,000
2019	304,000,000
2020	291,000,000
20121	295,000,000
2022-2026	$ 1,254,000,000
Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	10.00%	10.00%	10.00%
Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	2.00%	2.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	2.00%	2.00%	3.50%
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance	$ 963,000,000	$ 1,115,000,000
Service cost	20,000,000	26,000,000	$ 24,000,000
Interest cost	42,000,000	44,000,000	49,000,000
Contributions from plan participants	20,000,000	19,000,000
Actuarial loss (gain)	(81,000,000)	(172,000,000)
Benefit payments	(61,000,000)	(60,000,000)
Divestiture of EnergySouth	(6,000,000)	0
Plan amendments	0	(9,000,000)
Special termination benefits	26,000,000	0
Settlements	(1,000,000)	0
Ending balance	922,000,000	963,000,000	1,115,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	1,003,000,000	1,054,000,000
Actual return on plan assets	94,000,000	(21,000,000)
Employer contributions	6,000,000	11,000,000
Contributions from plan participants	20,000,000	19,000,000
Benefit payments	(61,000,000)	(60,000,000)
Divestiture of EnergySouth	(4,000,000)	0
Settlements	(1,000,000)	0
Ending balance	1,057,000,000	1,003,000,000	1,054,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	135,000,000	40,000,000
Net recorded liability	135,000,000	40,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Noncurrent assets	179,000,000	70,000,000
Current liabilities	0	0
Noncurrent liabilities	(44,000,000)	(30,000,000)
Net recorded (liability) asset	135,000,000	40,000,000
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax [Abstract]
Net actuarial (loss) gain	3,000,000	2,000,000
Prior service cost	0	0
Total	3,000,000	2,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	20,000,000	26,000,000	24,000,000
Interest cost	42,000,000	44,000,000	49,000,000
Expected return on assets	(69,000,000)	(68,000,000)	(63,000,000)
Amortization of Prior service cost (credit)	0	(4,000,000)	(5,000,000)
Amortization of actuarial loss (gain)	(1,000,000)	0	0
Settlement and curtailment charges	0	0	(1,000,000)
Special termination benefits	26,000,000	0	5,000,000
Regulatory adjustment	(11,000,000)	12,000,000	6,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total	7,000,000	10,000,000	15,000,000
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Net loss (gain)	(2,000,000)	(4,000,000)	1,000,000
Prior service (credit) cost	0	0	0
Amortization of actuarial loss	0	0	0
Total recognized in other comprehensive income (loss)	(2,000,000)	(4,000,000)	1,000,000
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 5,000,000	$ 6,000,000	$ 16,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.19%	4.49%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.49%	4.15%	4.95%
Expected return on plan assets	6.98%	6.98%	6.97%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of 1% increase on total of service and interest cost components of net periodic postretirement health care benefit cost	$ 5,000,000
Effect of 1% decrease on total of service and interest cost components of net periodic postretirement health care benefit cost	(4,000,000)
Effect of 1% increase on the health care component of the accumulated other postretirement benefit obligations	62,000,000
Effect of 1% decrease on the health care component of the accumulated other postretirement benefit obligations	(52,000,000)
Expected employer contributions	8,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	47,000,000
2018	51,000,000
2019	53,000,000
2020	56,000,000
20121	55,000,000
2022-2026	$ 277,000,000
Other Postretirement Benefit Plan [Member] | Pre-65Retiree [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next year	8.00%	8.10%	7.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.00%	5.00%	5.00%
Year the rate reaches the ultimate trend	2022	2022	2020
Other Postretirement Benefit Plan [Member] | Retiree Aged 65 or Older [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next year	5.50%	5.50%	5.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend	2022	2022	2020
Other Postretirement Benefit Plan [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	10.00%	10.00%	10.00%
Other Postretirement Benefit Plan [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	2.00%	2.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	2.00%	2.00%	3.50%
San Diego Gas and Electric Company [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Noncurrent liabilities	$ (232,000,000)	$ (212,000,000)
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Future amortization of gain (loss) in 2017	1,000,000
Future amortization of prior service cost (credit) in 2017	0
San Diego Gas and Electric Company [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance	965,000,000	1,011,000,000
Service cost	29,000,000	29,000,000	$ 30,000,000
Interest cost	41,000,000	39,000,000	43,000,000
Contributions from plan participants	0	0
Actuarial loss (gain)	7,000,000	(52,000,000)
Benefit payments	(25,000,000)	(56,000,000)
Special termination benefits	0	0
Settlements	(75,000,000)	0
Transfer of liability to other plans	(7,000,000)	(6,000,000)
Ending balance	935,000,000	965,000,000	1,011,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	752,000,000	828,000,000
Actual return on plan assets	59,000,000	(24,000,000)
Employer contributions	3,000,000	2,000,000
Contributions from plan participants	0	0
Benefit payments	(25,000,000)	(56,000,000)
Transfer of assets from other plans	0	2,000,000
Settlements	(75,000,000)	0
Ending balance	714,000,000	752,000,000	828,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(221,000,000)	(213,000,000)
Net recorded liability	(221,000,000)	(213,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current liabilities	(10,000,000)	(5,000,000)
Noncurrent liabilities	(211,000,000)	(208,000,000)
Net recorded (liability) asset	(221,000,000)	(213,000,000)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax [Abstract]
Net actuarial (loss) gain	(8,000,000)	(8,000,000)
Prior service cost	0	0
Total	(8,000,000)	(8,000,000)
Accumulated benefit obligation	904,000,000	939,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	902,000,000	927,000,000
Accumulated benefit obligation	874,000,000	906,000,000
Fair value of plan assets	714,000,000	752,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	29,000,000	29,000,000	30,000,000
Interest cost	41,000,000	39,000,000	43,000,000
Expected return on assets	(49,000,000)	(54,000,000)	(55,000,000)
Amortization of Prior service cost (credit)	1,000,000	8,000,000	2,000,000
Amortization of actuarial loss (gain)	10,000,000	2,000,000	4,000,000
Settlement charge	16,000,000	0	19,000,000
Special termination benefits	0	0	0
Regulatory adjustment	(45,000,000)	(20,000,000)	12,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total	3,000,000	4,000,000	55,000,000
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Net loss (gain)	1,000,000	(6,000,000)	8,000,000
Amortization of actuarial loss	(1,000,000)	(1,000,000)	(3,000,000)
Total recognized in other comprehensive income (loss)	0	(7,000,000)	5,000,000
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 3,000,000	$ (3,000,000)	$ 60,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.08%	4.35%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.35%	4.00%	4.69%
Expected return on plan assets	7.00%	7.00%	7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Expected employer contributions	$ 38,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	94,000,000
2018	84,000,000
2019	81,000,000
2020	77,000,000
20121	73,000,000
2022-2026	$ 322,000,000
San Diego Gas and Electric Company [Member] | Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	10.00%	10.00%	10.00%
San Diego Gas and Electric Company [Member] | Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	2.00%	2.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	2.00%	2.00%	3.50%
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance	$ 165,000,000	$ 200,000,000
Service cost	5,000,000	7,000,000	$ 7,000,000
Interest cost	7,000,000	8,000,000	9,000,000
Contributions from plan participants	7,000,000	7,000,000
Actuarial loss (gain)	6,000,000	(43,000,000)
Benefit payments	(14,000,000)	(14,000,000)
Special termination benefits	14,000,000	0
Settlements	0	0
Transfer of liability to other plans	0	0
Ending balance	190,000,000	165,000,000	200,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	161,000,000	164,000,000
Actual return on plan assets	13,000,000	(3,000,000)
Employer contributions	2,000,000	7,000,000
Contributions from plan participants	7,000,000	7,000,000
Benefit payments	(14,000,000)	(14,000,000)
Transfer of assets from other plans	0	0
Settlements	0	0
Ending balance	169,000,000	161,000,000	164,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(21,000,000)	(4,000,000)
Net recorded liability	(21,000,000)	(4,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current liabilities	0	0
Noncurrent liabilities	(21,000,000)	(4,000,000)
Net recorded (liability) asset	(21,000,000)	(4,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	5,000,000	7,000,000	7,000,000
Interest cost	7,000,000	8,000,000	9,000,000
Expected return on assets	(12,000,000)	(11,000,000)	(10,000,000)
Amortization of Prior service cost (credit)	3,000,000	3,000,000	2,000,000
Amortization of actuarial loss (gain)	(1,000,000)	0	0
Settlement charge	0	0	0
Special termination benefits	14,000,000	0	5,000,000
Regulatory adjustment	(14,000,000)	0	1,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total	2,000,000	7,000,000	14,000,000
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Net loss (gain)	0	0	0
Amortization of actuarial loss	0	0	0
Total recognized in other comprehensive income (loss)	0	0	0
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 2,000,000	$ 7,000,000	$ 14,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.15%	4.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.50%	4.15%	5.00%
Expected return on plan assets	6.90%	6.91%	6.88%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of 1% increase on total of service and interest cost components of net periodic postretirement health care benefit cost	$ 1,000,000
Effect of 1% decrease on total of service and interest cost components of net periodic postretirement health care benefit cost	(1,000,000)
Effect of 1% increase on the health care component of the accumulated other postretirement benefit obligations	6,000,000
Effect of 1% decrease on the health care component of the accumulated other postretirement benefit obligations	(5,000,000)
Expected employer contributions	5,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	10,000,000
2018	11,000,000
2019	11,000,000
2020	12,000,000
20121	12,000,000
2022-2026	$ 61,000,000
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	10.00%	10.00%	10.00%
San Diego Gas and Electric Company [Member] | Other Postretirement Benefit Plan [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	2.00%	2.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	2.00%	2.00%	3.50%
Southern California Gas Company [Member]
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Future amortization of gain (loss) in 2017	$ 1,000,000
Future amortization of prior service cost (credit) in 2017	1,000,000
Southern California Gas Company [Member] | Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance	2,255,000,000	$ 2,398,000,000
Service cost	67,000,000	74,000,000	$ 60,000,000
Interest cost	101,000,000	98,000,000	100,000,000
Contributions from plan participants	0	0
Actuarial loss (gain)	77,000,000	(131,000,000)
Benefit payments	(158,000,000)	(187,000,000)
Plan amendments	0	3,000,000
Special termination benefits	0	0
Transfer of liability to other plans	1,000,000	0
Ending balance	2,343,000,000	2,255,000,000	2,398,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	1,537,000,000	1,763,000,000
Actual return on plan assets	128,000,000	(45,000,000)
Employer contributions	72,000,000	6,000,000
Contributions from plan participants	0	0
Benefit payments	(158,000,000)	(187,000,000)
Ending balance	1,579,000,000	1,537,000,000	1,763,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	(764,000,000)	(718,000,000)
Net recorded liability	(764,000,000)	(718,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Noncurrent assets	0	0
Current liabilities	(2,000,000)	(2,000,000)
Noncurrent liabilities	(762,000,000)	(716,000,000)
Net recorded (liability) asset	(764,000,000)	(718,000,000)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax [Abstract]
Net actuarial (loss) gain	(6,000,000)	(4,000,000)
Prior service cost	(3,000,000)	(1,000,000)
Total	(9,000,000)	(5,000,000)
Accumulated benefit obligation	2,167,000,000	2,056,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	2,320,000,000	2,236,000,000
Accumulated benefit obligation	2,148,000,000	2,039,000,000
Fair value of plan assets	1,579,000,000	1,537,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	67,000,000	74,000,000	60,000,000
Interest cost	101,000,000	98,000,000	100,000,000
Expected return on assets	(103,000,000)	(106,000,000)	(104,000,000)
Amortization of Prior service cost (credit)	9,000,000	9,000,000	9,000,000
Amortization of actuarial loss (gain)	11,000,000	21,000,000	6,000,000
Settlement charge	0	0	4,000,000
Special termination benefits	0	0	0
Regulatory adjustment	(12,000,000)	(90,000,000)	(43,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	73,000,000	6,000,000	32,000,000
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Net loss (gain)	4,000,000	0	5,000,000
Prior service (credit) cost	2,000,000	2,000,000	0
Amortization of actuarial loss	0	0	(5,000,000)
Total recognized in other comprehensive income (loss)	6,000,000	2,000,000	0
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 79,000,000	$ 8,000,000	$ 32,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.10%	4.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.50%	4.15%	4.94%
Expected return on plan assets	7.00%	7.00%	7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Expected employer contributions	$ 90,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	194,000,000
2018	189,000,000
2019	184,000,000
2020	175,000,000
20121	177,000,000
2022-2026	$ 804,000,000
Southern California Gas Company [Member] | Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	10.00%	10.00%	10.00%
Southern California Gas Company [Member] | Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	2.00%	2.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	2.00%	2.00%	3.50%
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance	$ 752,000,000	$ 866,000,000
Service cost	14,000,000	17,000,000	$ 16,000,000
Interest cost	32,000,000	34,000,000	38,000,000
Contributions from plan participants	13,000,000	12,000,000
Actuarial loss (gain)	(86,000,000)	(125,000,000)
Benefit payments	(45,000,000)	(43,000,000)
Plan amendments	0	(9,000,000)
Special termination benefits	11,000,000	0
Transfer of liability to other plans	0	0
Ending balance	691,000,000	752,000,000	866,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	822,000,000	870,000,000
Actual return on plan assets	79,000,000	(18,000,000)
Employer contributions	1,000,000	1,000,000
Contributions from plan participants	13,000,000	12,000,000
Benefit payments	(45,000,000)	(43,000,000)
Ending balance	870,000,000	822,000,000	870,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Funded status	179,000,000	70,000,000
Net recorded liability	179,000,000	70,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Noncurrent assets	179,000,000	70,000,000
Current liabilities	0	0
Noncurrent liabilities	0	0
Net recorded (liability) asset	179,000,000	70,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	14,000,000	17,000,000	16,000,000
Interest cost	32,000,000	34,000,000	38,000,000
Expected return on assets	(56,000,000)	(56,000,000)	(51,000,000)
Amortization of Prior service cost (credit)	(4,000,000)	(7,000,000)	(8,000,000)
Amortization of actuarial loss (gain)	0	0	0
Settlement charge	0	0	0
Special termination benefits	11,000,000	0	0
Regulatory adjustment	3,000,000	12,000,000	5,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total	0	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Net loss (gain)	0	0	0
Prior service (credit) cost	0	0	0
Amortization of actuarial loss	0	0	0
Total recognized in other comprehensive income (loss)	0	0	0
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 0	$ 0	$ 0
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.20%	4.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.50%	4.15%	4.95%
Expected return on plan assets	7.00%	7.00%	7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of 1% increase on total of service and interest cost components of net periodic postretirement health care benefit cost	$ 4,000,000
Effect of 1% decrease on total of service and interest cost components of net periodic postretirement health care benefit cost	(3,000,000)
Effect of 1% increase on the health care component of the accumulated other postretirement benefit obligations	55,000,000
Effect of 1% decrease on the health care component of the accumulated other postretirement benefit obligations	(46,000,000)
Expected employer contributions	1,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	35,000,000
2018	37,000,000
2019	38,000,000
2020	39,000,000
20121	40,000,000
2022-2026	$ 203,000,000
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	10.00%	10.00%	10.00%
Southern California Gas Company [Member] | Other Postretirement Benefit Plan [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	2.00%	2.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Rate of compensation increase	2.00%	2.00%	3.50%
Mobile Gas [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next year		8.10%	7.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)		5.00%	5.00%
Year the rate reaches the ultimate trend		2022	2020
Chilquinta Energia [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumed for next year	3.00%	3.00%	3.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	3.00%	3.00%	3.00%